Lease liabilities - Schedule of Breakdown for Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Lease Liabilities Arising From Financing Activities [Roll Forward]
Balance at beginning of period	€ 731,589
Balance at end of period	927,195
Non-current	780,698	€ 590,652
Current	146,497	€ 140,937
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Roll Forward]
Interest expense	17,094
Repayment of lease liabilities (including interest expense)	(91,727)
Additions due to new leases and store renewals	257,571
Decrease of lease liabilities due to store closures	(2,554)
Translation differences	€ 15,222